Rule 497(e)
                                                               File No.  2-89550


                          FutureFunds Series Account of
                   Great-West Life & Annuity Insurance Company
                           Effective November 1, 2002

On page 7 of the prospectus under the heading "Eligible Fund Annual Expenses," please delete the disclosure provided regarding the Artisan International Fund and replace with the following:

                                                                                        Total
Eligible Fund                                   Management          Other           Eligible Fund
                                                   Fees           Expenses            expenses
Artisan International                              0.93%            0.28%               1.21%


On page 9, under the heading "Examples," please delete the disclosure provided regarding the Artisan International Fund and replace with the following:

If you make a total withdrawal at the end of the applicable time period, you would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and Contingent Deferred Sales Charge under any Group Contract:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
Artisan International                       $85.72            $142.99           $208.83          $357.74

On page 10, under the heading "Examples," please delete the disclosure provided regarding the Artisan International Fund and replace with the following:

If you continue your interest under the Group contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
Artisan International                       $25.72            $82.99            $148.83          $357.74


                Please keep this supplement for future reference.